Taxation - Disclosure of tax balances as presented in statement of financial position (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Taxation [Line Items]
Income tax receivable – current	$ 10,040	$ 4,514
Trade and Other Payables	$ (57)	$ (57)